COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

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OPERATING LEASE

The Company  leases  office  space in  Broomfield  Colorado  under a  cancelable operating lease that allows either party the option to terminate the lease. Rent expense for the six months ended June 30, 2013 and for the period March 28, 2012

(inception)  through June 30, 2012 was $29,577 and $8,774,  respectively and for the  period  from March 28,  2012  (inception)  through  December  31,  2012 was

$46,254.  The following table  summarizes the future minimum payments under this non-cancelable lease at June 30, 2013:

                  2013              $   45,443

                  2014              $   91,738

                  2015              $   54,416

                  2016              $        -

                  2017              $        -

                                      --------

                                    $  191,957

CONSULTING AGREEMENTS

The  Company  has a twelve  month  agreement  effective  December 1, 2012 with a consultant to perform services at the rate of $15,000 per month. The Company may terminate this agreement at its own discretion upon 60 days written notice.

EMPLOYMENT AGREEMENTS

The Company entered into a two year employment  agreement effective September 1,

2012 with its CEO under certain terms and conditions.

The Company  entered into a three year employment  agreement  effective March 1,

2013 with its  President  and Chief  Operating  Officer  under certain terms and conditions that includes non-qualified stock options as described in Note 8.